Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 30,799	$ 30,983	$ 27,762
Cost of revenues	11,899	10,042	8,866
Gross profit	18,900	20,941	18,896
Operating expenses:
Research and development, net	9,825	8,656	8,842
Sales and marketing	15,551	10,814	8,466
General and administrative	7,286	6,645	6,123
Adjustment to earn-out consideration		893	(75)
Total operating expenses	32,662	27,008	23,356
Operating loss	(13,762)	(6,067)	(4,460)
Other income (expense), net	452	(1)	27
Financial expenses, net	(2,380)	(147)	(243)
Loss before taxes on income	(15,690)	(6,215)	(4,676)
Tax benefit (expense)	42	2	(123)
Loss	$ (15,648)	$ (6,213)	$ (4,799)
Basic and diluted loss per share	$ (0.38)	$ (0.16)	$ (0.14)
Weighted average number of shares used in computing basic and diluted loss per share	40,922,453	39,135,321	34,315,638